UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3518

Fidelity Newbury Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Tax-Exempt Money Market Fund (formerly Tax-Exempt Fund)

July 31, 2016

DTE-QTLY-0916
1.804884.112

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 44.0%
	Principal Amount (000s)	Value (000s)
Alabama - 1.1%
Mobile Downtown Redev. Auth. Gulf Opportunity Zone Series 2011 B, 0.45% 8/5/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	$7,110	$7,110
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.47% 8/5/16, LOC Bayerische Landesbank, VRDN (b)	25,115	25,115
Tuscaloosa County Indl. Dev. Gu Series 2012 A, 0.46% 8/5/16, LOC JPMorgan Chase Bank, VRDN(b)	3,500	3,500
Univ. of Alabama at Birmingham Hosp. Rev.:
Series 2012 B, 0.46% 8/5/16, LOC Bank of America NA, VRDN (b)	9,725	9,725
Series 2012 C, 0.45% 8/5/16, LOC PNC Bank NA, VRDN (b)	23,700	23,700
		69,150
Alaska - 1.3%
Alaska Indl. Dev. & Export Auth. Rev. (Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.44% 8/5/16, LOC MUFG Union Bank NA, VRDN (b)	40,325	40,325
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.53% 8/5/16, VRDN (b)	23,400	23,400
(Phillips Trans. Alaska, Inc. Proj.) Series 1994 C, 0.53% 8/5/16, VRDN (b)	18,000	18,000
		81,725
Arizona - 1.0%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2008 G, 0.46% 8/5/16, LOC Wells Fargo Bank NA, VRDN (b)	3,500	3,500
(Catholic Healthcare West Proj.):
Series 2008 A, 0.45% 8/5/16, LOC JPMorgan Chase Bank, VRDN (b)	8,375	8,375
Series 2008 B, 0.46% 8/5/16, LOC Barclays Bank PLC, VRDN (b)	23,100	23,100
Series 2009 F, 0.46% 8/5/16, LOC Mizuho Corporate Bank Ltd., VRDN (b)	12,050	12,050
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.53% 8/5/16, VRDN (b)	6,125	6,125
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.45% 8/5/16, LOC Fed. Home Ln. Bank, San Francisco, VRDN (b)	3,515	3,515
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.47% 8/5/16, LOC Bank of America NA, VRDN (b)	8,470	8,470
		65,135
California - 0.4%
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, 0.5% 8/5/16, LOC Bank of America NA, VRDN (b)	15,300	15,300
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.5% 8/5/16, LOC Bank of America NA, VRDN (b)	9,745	9,745
		25,045
Colorado - 0.7%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.52% 8/5/16, LOC Wells Fargo Bank NA, VRDN (b)	3,625	3,625
Colorado Health Facilities Auth. Rev.:
(Boulder Cmnty. Hosp. Proj.) Series 2000, 0.47% 8/5/16, LOC JPMorgan Chase Bank, VRDN (b)	10,200	10,200
0.44% 8/5/16, VRDN (b)	12,700	12,700
Mesa County Econ. Dev. Rev. (Leitner-Poma of America, Inc. Proj.) Series 2009, 0.52% 8/5/16, LOC Wells Fargo Bank NA, VRDN (b)	6,065	6,065
Moffat County Poll. Cont. Rev. (Tri-State Generation and Transmission Assoc., Inc. Proj.) Series 2009, 0.45% 8/5/16, LOC Bank of America NA, VRDN (b)	11,725	11,725
		44,315
Connecticut - 0.4%
Connecticut Health & Edl. Facilities Auth. Rev.:
Series 2014 C, 0.44% 8/5/16, LOC JPMorgan Chase Bank, VRDN (b)	5,300	5,300
Series 2014 D, 0.45% 8/5/16, LOC Bank of America NA, VRDN (b)	9,300	9,300
Connecticut Hsg. Fin. Auth. 0.44% 8/5/16 (Liquidity Facility Royal Bank of Canada), VRDN (b)	10,000	10,000
		24,600
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.65% 8/5/16, VRDN (b)	1,550	1,550
Series 1999 A, 0.53% 8/5/16, VRDN (b)	1,600	1,600
		3,150
District Of Columbia - 1.1%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Pentacle Apts. Proj.) Series 2008, 0.47% 8/5/16, LOC Freddie Mac, VRDN (b)	3,300	3,300
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 0.49% 8/5/16, LOC Bank of America NA, VRDN (b)	940	940
(American Society for Microbiology Proj.) Series 1999 A, 0.42% 8/5/16, LOC Wells Fargo Bank NA, VRDN (b)	10,810	10,810
(The AARP Foundation Proj.) Series 2004, 0.47% 8/5/16, LOC Bank of America NA, VRDN (b)	13,000	13,000
District of Columbia Univ. Rev.:
(American Univ. Proj.) Series 2006 B, 0.44% 8/5/16, LOC Royal Bank of Canada, VRDN (b)	22,100	22,100
(Georgetown Univ. Proj.):
Series 2007 B2, 0.46% 8/5/16, LOC Bank of America NA, VRDN (b)	7,240	7,240
Series 2009 C, 0.45% 8/5/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	9,600	9,600
		66,990
Florida - 1.3%
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Mariner's Cay Apts. Proj.) Series 2008 M, 0.44% 8/5/16, LOC Fannie Mae, VRDN (b)	1,245	1,245
North Broward Hosp. District Rev.:
Series 2005 A, 0.42% 8/5/16, LOC Wells Fargo Bank NA, VRDN (b)	14,400	14,400
0.42% 8/5/16, LOC Northern Trust Co., VRDN (b)	6,705	6,705
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.) Series 2009 B, 0.45% 8/5/16, LOC Northern Trust Co., VRDN (b)	27,958	27,958
Palm Beach County Rev. (Raymond F. Kravis Ctr. Proj.) Series 2002, 0.42% 8/5/16, LOC Northern Trust Co., VRDN (b)	13,190	13,190
Pinellas County Health Facilities Auth. Rev. (Suncoast Hospice Proj.) Series 2004, 0.42% 8/5/16, LOC Wells Fargo Bank NA, VRDN (b)	1,100	1,100
Pinellas County Hsg. Fin. Auth. (Booker Creek Apts. Proj.) Series 2009, 0.44% 8/5/16, LOC Freddie Mac, VRDN (b)	9,750	9,750
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Fisherman's Landing Apts. Proj.) 0.46% 8/5/16, LOC Fannie Mae, VRDN (b)	5,665	5,665
		80,013
Georgia - 2.8%
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.55% 8/5/16, VRDN (b)	12,300	12,300
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Second Series 1995, 0.46% 8/1/16, VRDN (b)	7,600	7,600
Series 2013, 0.55% 8/5/16, VRDN (b)	26,600	26,600
(Oglethorpe Pwr. Corp. Proj.) Series 2010 B, 0.48% 8/5/16, LOC Bank of America NA, VRDN (b)	8,200	8,200
Coweta County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Yates Proj.) Series 2006, 0.46% 8/1/16, VRDN (b)	1,000	1,000
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.5% 8/5/16, LOC Freddie Mac, VRDN (b)	19,675	19,675
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2008 B, 0.45% 8/5/16, LOC Branch Banking & Trust Co., VRDN (b)	8,300	8,300
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) First Series 2009, 0.56% 8/5/16, VRDN (b)	10,500	10,500
(Oglethorpe Pwr. Corp. Proj.) Series 2009 B, 0.45% 8/5/16, LOC JPMorgan Chase Bank, VRDN (b)	35,600	35,600
Paulding County Hosp. Auth. Rev. Series 2012 B, 0.46% 8/5/16, LOC Northern Trust Co., VRDN (b)	48,975	48,975
		178,750
Illinois - 7.5%
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 D, 0.47% 8/5/16, LOC Barclays Bank PLC, VRDN (b)	8,100	8,100
Illinois Dev. Fin. Auth. Rev. (Lyric Opera of Chicago Proj.) 0.45% 8/5/16, LOC JPMorgan Chase Bank, LOC BMO Harris Bank NA, VRDN (b)	7,000	7,000
Illinois Fin. Auth. Rev.:
(Chicago Historical Society Proj.) Series 2006, 0.45% 8/5/16, LOC Northern Trust Co., VRDN (b)	2,100	2,100
(Chicago Symphony Orchestra Proj.) Series 2008, 0.44% 8/5/16, LOC PNC Bank NA, VRDN (b)	17,150	17,150
(Edward Hosp. Obligated Group Proj.):
Series 2008 B1, 0.46% 8/5/16, LOC JPMorgan Chase Bank, VRDN (b)	14,530	14,530
Series 2008 B2, 0.47% 8/5/16, LOC JPMorgan Chase Bank, VRDN (b)	13,280	13,280
Series 2008 C, 0.47% 8/5/16, LOC JPMorgan Chase Bank, VRDN (b)	3,780	3,780
(Latin School Proj.) Series 2005 A, 0.45% 8/5/16, LOC JPMorgan Chase Bank, VRDN (b)	5,575	5,575
(Little Co. of Mary Hosp. Proj.) Series 2008 A, 0.46% 8/5/16, LOC Barclays Bank PLC, VRDN (b)	33,565	33,565
(Northwest Cmnty. Hosp. Proj.):
Series 2008 B, 0.46% 8/5/16, LOC JPMorgan Chase Bank, VRDN (b)	21,800	21,800
Series 2008 C, 0.46% 8/5/16, LOC JPMorgan Chase Bank, VRDN (b)	4,760	4,760
(OSF Healthcare Sys. Proj.) Series 2007 E, 0.46% 8/5/16, LOC Barclays Bank PLC, VRDN (b)	70,000	70,000
(Trinity Int'l. Univ. Proj.) Series 2009, 0.44% 8/5/16, LOC Fed. Home Ln. Bank Chicago, VRDN (b)	8,500	8,500
Series 2009 A, 0.46% 8/5/16, LOC BMO Harris Bank NA, VRDN (b)	10,815	10,815
Series 2011 B, 0.42% 8/5/16, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	8,055	8,055
Illinois Gen. Oblig.:
Series 2003 B, 0.44% 8/5/16, LOC JPMorgan Chase Bank, VRDN (b)	109,400	109,400
Series 2003 B2, 0.42% 8/5/16, LOC PNC Bank NA, VRDN (b)	11,070	11,070
Series 2003 B3, 0.42% 8/5/16, LOC Wells Fargo Bank NA, VRDN (b)	3,200	3,200
Series 2003 B4, 0.44% 8/5/16, LOC State Street Bank & Trust Co., Boston, VRDN (b)	14,000	14,000
Series 2003 B6, 0.44% 8/5/16, LOC Northern Trust Co., VRDN (b)	9,000	9,000
Illinois Health Facilities Auth. Rev. (Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) Series 2003, 0.45% 8/5/16, LOC JPMorgan Chase Bank, VRDN (b)	23,490	23,490
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2007 A-2A, 0.45% 8/5/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	7,000	7,000
Series 2007 A1, 0.45% 8/5/16, LOC Citibank NA, VRDN (b)	57,100	57,100
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.47% 8/5/16, LOC Freddie Mac, VRDN (b)	11,500	11,500
		474,770
Indiana - 2.4%
Dearborn County Econ. Dev. Rev. (Dearborn County Hosp. Proj.) Series 2006, 0.51% 8/5/16, LOC Fifth Third Bank, Cincinnati, VRDN (b)	1,950	1,950
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.48% 8/5/16, LOC JPMorgan Chase Bank, VRDN (b)	8,595	8,595
Indiana Dev. Fin. Auth. Econ. (Archer-Daniels-Midland Co. Proj.) Series 2012, 0.45% 8/5/16 (Archer Daniels Midland Co. Guaranteed), VRDN (b)	8,700	8,700
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 0.49% 8/5/16, LOC Mizuho Bank Ltd., VRDN (b)	29,250	29,250
Indiana Edl. Facilities Auth. Rev. (Franklin College Proj.) Series 2003, 0.44% 8/5/16, LOC JPMorgan Chase Bank, VRDN (b)	5,725	5,725
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 F, 0.42% 8/5/16, LOC Bank of New York, New York, VRDN (b)	1,500	1,500
Series 2008 G, 0.42% 8/5/16, LOC Wells Fargo Bank NA, VRDN (b)	19,150	19,150
Series 2008 H, 0.45% 8/5/16, LOC JPMorgan Chase Bank, VRDN (b)	9,200	9,200
Series 2008 J, 0.42% 8/5/16, LOC Wells Fargo Bank NA, VRDN (b)	14,780	14,780
Indiana Fin. Auth. Hosp. Rev.:
(Cmnty. Health Network Proj.) Series 2009 A, 0.42% 8/5/16, LOC Wells Fargo Bank NA, VRDN (b)	12,540	12,540
Series 2011 A, 0.45% 8/5/16, LOC JPMorgan Chase Bank, VRDN (b)	3,800	3,800
Indiana Fin. Auth. Rev. Series 2008 E7, 0.44% 8/5/16, VRDN (b)	6,800	6,800
Indiana Health Facility Fing. Auth. Rev. Series 2003 E6, 0.45% 8/5/16, VRDN (b)	4,600	4,600
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 0.46% 8/5/16, LOC Bank of Nova Scotia, VRDN (b)	28,500	28,500
Saint Joseph County Hosp. Auth. Health Sys. Rev. (Memorial Health Sys. Proj.) Series 2008 A, 0.46% 8/5/16, LOC JPMorgan Chase Bank, VRDN (b)	100	100
		155,190
Iowa - 1.5%
Iowa Fin. Auth. Health Facilities Rev. Series 2013 B1, 0.45% 8/5/16, LOC MUFG Union Bank NA, VRDN (b)	21,280	21,280
Iowa Fin. Auth. Midwestern (Archer-Daniels-Midland Co. Proj.) Series 2012, 0.45% 8/5/16 (Archer Daniels Midland Co. Guaranteed), VRDN (b)	58,215	58,215
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.46% 8/5/16, VRDN (b)	8,600	8,600
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of Marshalltown Proj.) Series 2001, 0.45% 8/5/16, LOC Northern Trust Co., VRDN (b)	6,195	6,195
		94,290
Louisiana - 2.9%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series 2008 A, 0.47% 8/5/16, LOC JPMorgan Chase Bank, VRDN (b)	5,100	5,100
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2013 B, 0.45% 8/5/16, LOC JPMorgan Chase Bank, VRDN (b)	9,600	9,600
Louisiana Pub. Facilities Auth. Rev. (C-Port LLC Proj.) Series 2008, 0.52% 8/5/16, LOC Bank of America NA, VRDN (b)	7,200	7,200
Saint James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.65% 8/5/16, VRDN (b)	15,680	15,680
Series 2010 B1, 0.65% 8/5/16, VRDN (b)	4,720	4,720
(NuStar Logistics, L.P. Proj.):
Series 2010 A, 0.46% 8/5/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	15,700	15,700
Series 2010 B, 0.46% 8/5/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	19,700	19,700
Series 2010, 0.45% 8/5/16, LOC Mizuho Bank Ltd., VRDN (b)	75,000	75,000
Series 2011, 0.46% 8/5/16, LOC Bank of Nova Scotia, VRDN (b)	31,000	31,000
		183,700
Maine - 0.3%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 A, 0.47% 8/5/16, LOC JPMorgan Chase Bank, VRDN (b)	19,760	19,760
Massachusetts - 0.4%
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2008 1, 0.46% 8/5/16 (Liquidity Facility Barclays Bank PLC), VRDN (b)	24,065	24,065
Michigan - 0.5%
Grand Traverse County Hosp. Series 2011 B, 0.5% 8/5/16, LOC JPMorgan Chase Bank, VRDN (b)	5,000	5,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Metropolitan Hosp. Proj.) Series 2012, 0.46% 8/5/16, LOC Bank of America NA, VRDN (b)	13,380	13,380
Michigan Bldg. Auth. Rev. Series 2011 B, 0.45% 8/5/16, LOC Citibank NA, VRDN (b)	13,595	13,595
		31,975
Minnesota - 0.4%
Bloomington Sr. Hsg. Rev. (Presbyterian Homes Proj.) Series 2008, 0.44% 8/5/16, LOC Freddie Mac, VRDN (b)	1,965	1,965
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 0.52% 8/5/16, LOC Fannie Mae, VRDN (b)	15,950	15,950
Oak Park Heights Multi-family Rev. 0.44% 8/5/16, LOC Freddie Mac, VRDN (b)	7,775	7,775
		25,690
Mississippi - 0.1%
Mississippi Bus. Fin. Corp. Indl. Dev. Rev. (New Process Steel, L.P. Proj.) Series 2010, 0.42% 8/5/16, LOC Wells Fargo Bank NA, VRDN (b)	6,100	6,100
Mississippi Dev. Bank Spl. Oblig. (Harrison County Proj.) Series 2008 A2, 0.49% 8/5/16, LOC Bank of America NA, VRDN (b)	3,375	3,375
		9,475
Missouri - 0.4%
Saint Louis Indl. Dev. Auth. (Saint Luke's Plaza Apts. Proj.) Series 2009, 0.44% 8/5/16 (Liquidity Facility Freddie Mac), VRDN (b)	2,100	2,100
St. Charles County Pub. Wtr. Sup Series 2011, 0.44% 8/5/16, LOC U.S. Bank NA, Cincinnati, VRDN (b)	21,130	21,130
		23,230
Nevada - 2.2%
Reno Cap. Impt. Rev. Series 2005 A, 0.47% 8/5/16, LOC Bank of America NA, VRDN (b)	52,845	52,845
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.):
Series 2008 A, 0.46% 8/5/16, LOC MUFG Union Bank NA, VRDN (b)	4,965	4,965
Series 2008 B, 0.45% 8/5/16, LOC MUFG Union Bank NA, VRDN (b)	39,450	39,450
Series 2009 A, 0.46% 8/5/16, LOC Wells Fargo Bank NA, VRDN (b)	21,900	21,900
Series 2009 B, 0.45% 8/5/16, LOC Wells Fargo Bank NA, VRDN (b)	20,310	20,310
		139,470
New York - 6.1%
Nassau Health Care Corp. Rev.:
Series 2009 B1, 0.42% 8/5/16, LOC TD Banknorth, NA, VRDN (b)	7,490	7,490
Series 2009 D1, 0.46% 8/5/16, LOC JPMorgan Chase Bank, VRDN (b)	290	290
New York City Gen. Oblig.:
Series 2004 A3, 0.49% 8/5/16, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (b)	10,700	10,700
Series 2004 H8, 0.45% 8/5/16 (Liquidity Facility Bank of America NA), VRDN (b)	19,400	19,400
Series 2008, 0.44% 8/1/16 (Liquidity Facility Barclays Bank PLC), VRDN(b)	52,000	52,000
Series 2010 G4, 0.46% 8/5/16 (Liquidity Facility Barclays Bank PLC), VRDN (b)	30,100	30,100
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. (The Crest Proj.) Series 2005 A, 0.45% 8/5/16, LOC Landesbank Hessen-Thuringen, VRDN (b)	20,000	20,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (1133 Manhattan Ave. Dev. Proj.) Series 2012 A, 0.46% 8/5/16, LOC Freddie Mac, VRDN (b)	13,230	13,230
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series F2, 0.45% 8/5/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	13,280	13,280
New York City Transitional Fin. Auth. Rev.:
Series 2001 A, 0.45% 8/5/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	24,800	24,800
Series 2003 1A, 0.46% 8/5/16 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	9,000	9,000
Series 2003 A2, 0.44% 8/1/16 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (b)	13,900	13,900
New York City Trust Cultural Resources Rev. (The Pierpont Morgan Library Proj.) Series 2004, 0.44% 8/5/16, LOC JPMorgan Chase Bank, VRDN (b)	8,000	8,000
New York Dorm. Auth. Revs.:
(City Univ. Proj.) Series 2008 C, 0.45% 8/5/16, LOC Bank of America NA, VRDN (b)	62,750	62,750
(College of New Rochelle Proj.) Series 2008, 0.5% 8/5/16, LOC RBS Citizens NA, VRDN (b)	6,530	6,530
New York Hsg. Fin. Agcy. Rev.:
(Clinton Park Phase II Hsg. Proj.) Series 2011 A2, 0.48% 8/5/16, LOC Wells Fargo Bank NA, VRDN (b)	26,600	26,600
Series 2013 A, 0.45% 8/5/16, LOC Wells Fargo Bank NA, VRDN (b)	10,000	10,000
Series 2014 A2, 0.46% 8/5/16, LOC Manufacturers & Traders Trust Co., VRDN (b)	6,500	6,500
New York Local Govt. Assistance Corp. Series 2008 BAV, 0.45% 8/5/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	15,000	15,000
New York Urban Dev. Corp. Rev. Series 2008 A5, 0.44% 8/5/16, LOC TD Banknorth, NA, VRDN (b)	13,900	13,900
Triborough Bridge & Tunnel Auth. Revs. Series 2005 B3, 0.45% 8/5/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	18,465	18,465
Westchester County Indl. Agcy. Rev. Series 2001, 0.61% 8/5/16, LOC RBS Citizens NA, VRDN (b)	5,760	5,760
		387,695
North Carolina - 1.1%
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2008 D, 0.46% 8/5/16, LOC Bank of America NA, VRDN (b)	7,920	7,920
Durham County Indl. and Poll. Cont. Auth. Rev. Series 2007, 0.44% 8/5/16, LOC Wells Fargo Bank NA, VRDN (b)	5,050	5,050
Greensboro Combined Enterprise Sys. Rev. Series 2014 A, 0.47% 8/5/16 (Liquidity Facility Bank of America NA), VRDN (b)	18,245	18,245
Lower Cape Fear Wtr. & Swr. Auth. Rev. (Bladen Bluffs Proj.) Series 2010, 0.45% 8/5/16, LOC Rabobank Nederland New York Branch, VRDN (b)	9,755	9,755
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.48% 8/5/16, LOC Cr. Industriel et Commercial, VRDN (b)	25,800	25,800
		66,770
Ohio - 0.9%
Cleveland Arpt. Sys. Rev. Series 2009 D, 0.44% 8/5/16, LOC U.S. Bank NA, Cincinnati, VRDN (b)	17,200	17,200
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) Series 2014, 0.51% 8/5/16, LOC Northern Trust Co., VRDN (b)	9,105	9,105
Franklin County Hosp. Rev. (U.S. Health Corp. of Columbus Proj.) Series 1996 B, 0.46% 8/5/16, LOC Northern Trust Co., VRDN (b)	915	915
Hamilton County Hosp. Facilities Rev.:
(Children's Hosp. Med. Ctr. Proj.) Series 2000, 0.44% 8/1/16, LOC JPMorgan Chase Bank, VRDN (b)	4,835	4,835
(Elizabeth Gamble Deaconess Home Assoc. Proj.) Series 2002 B, 0.44% 8/5/16, LOC PNC Bank NA, VRDN (b)	5,600	5,600
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.54% 8/5/16, LOC Bank of New York, New York, LOC Citizens Bank of Pennsylvania, VRDN (b)	2,530	2,530
Ohio Air Quality Dev. Auth. Rev. (Ohio Valley Elec. Corp. Proj.) Series 2009 B, 0.46% 8/5/16, LOC Bank of Nova Scotia, VRDN (b)	18,500	18,500
		58,685
Oklahoma - 0.1%
Univ. Hospitals Trust Rev. Series 2005 A, 0.48% 8/5/16, LOC Bank of America NA, VRDN (b)	7,400	7,400
Oregon - 0.8%
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.46% 8/5/16, LOC U.S. Bank NA, Cincinnati, VRDN (b)	51,000	51,000
Pennsylvania - 1.7%
Allegheny County Hosp. Dev. Auth. Rev.:
(Children's Institute Pittsburgh Proj.) Series 2005 B, 0.45% 8/5/16, LOC PNC Bank NA, VRDN (b)	840	840
(Jefferson Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.45% 8/5/16, LOC PNC Bank NA, VRDN (b)	3,920	3,920
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.45% 8/5/16, LOC PNC Bank NA, VRDN (b)	7,130	7,130
Allegheny County Indl. Dev. Auth. Rev. (The Watson Institute Friendship Academy Proj.) Series 2010, 0.45% 8/5/16, LOC PNC Bank NA, VRDN (b)	7,175	7,175
Butler County Gen. Auth. Rev. (Erie School District Proj.) Series 2011, 0.45% 8/5/16, LOC PNC Bank NA, VRDN (b)	6,680	6,680
Cap. Region Wtr. Swr. Rev. Series 2014 B, 0.49% 8/5/16, LOC Manufacturers & Traders Trust Co., VRDN (b)	13,860	13,860
Chester County Health & Ed. Auth. Rev. 0.49% 8/5/16, LOC Manufacturers & Traders Trust Co., VRDN (b)	6,970	6,970
Crawford County Indl. Dev. Auth. College Rev. (Allegheny College Proj.) Series 2009 B, 0.46% 8/5/16, LOC PNC Bank NA, VRDN (b)	2,000	2,000
Harveys Lake Gen. Muni. Auth. (Misericordia Univ. Proj.) 0.45% 8/5/16, LOC PNC Bank NA, VRDN (b)	6,745	6,745
Haverford Township School District Series 2009, 0.45% 8/5/16, LOC TD Banknorth, NA, VRDN (b)	890	890
Lackawanna Hotel Room Rental Tax Rev. Series 2013, 0.45% 8/5/16, LOC PNC Bank NA, VRDN (b)	8,550	8,550
Lancaster Indl. Dev. Auth. Rev. (United Zion Retirement Cmnty. Proj.) 0.62% 8/5/16, LOC Citizens Bank of Pennsylvania, VRDN (b)	2,785	2,785
Lawrence County Gen. Oblig. Indl. Dev. Auth. 0.45% 8/5/16, LOC PNC Bank NA, VRDN (b)	6,255	6,255
Montgomery County Indl. Dev. Auth. Rev. (Foulkeways at Gwynedd Proj.) Series 2006 B, 0.42% 8/5/16, LOC Citizens Bank of Pennsylvania, VRDN (b)	2,310	2,310
Pennsylvania Higher Edl. Facilities Auth. Rev. (Keystone College Proj.) Series 2001 H5, 0.46% 8/5/16, LOC PNC Bank NA, VRDN (b)	5,650	5,650
Philadelphia Auth. for Indl. Dev. Rev.:
(Spl. People in Northeast, Inc. Proj.) Series 2006, 0.62% 8/5/16, LOC Citizens Bank of Pennsylvania, VRDN (b)	4,205	4,205
(The Franklin Institute Proj.) Series 2006, 0.51% 8/5/16, LOC Bank of America NA, VRDN (b)	2,215	2,215
Philadelphia Auth. Indl. Dev. Lease Rev. Series 2007 B3, 0.44% 8/5/16, LOC PNC Bank NA, VRDN (b)	2,000	2,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.):
Eighth Series B, 0.42% 8/5/16, LOC Wells Fargo Bank NA, VRDN (b)	7,800	7,800
Eighth Series E, 0.44% 8/5/16, LOC PNC Bank NA, VRDN (b)	3,450	3,450
Ridley School District Series 2009, 0.45% 8/5/16, LOC TD Banknorth, NA, VRDN (b)	1,940	1,940
Somerset County Gen. Oblig. Series 2009 C, 0.46% 8/1/16, LOC PNC Bank NA, VRDN (b)	340	340
Washington County Hosp. Auth. Rev. (Monongahela Valley Hosp. Proj.) Series 2011 A, 0.45% 8/5/16, LOC PNC Bank NA, VRDN (b)	1,700	1,700
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 B, 0.45% 8/5/16, LOC PNC Bank NA, VRDN (b)	5,460	5,460
		110,870
Rhode Island - 0.1%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (New England Institute of Technology Proj.) Series 2008, 0.45% 8/5/16, LOC TD Banknorth, NA, VRDN (b)	3,645	3,645
Tennessee - 0.3%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 1994, 0.51% 8/5/16, LOC Bank of America NA, VRDN (b)	2,990	2,990
Johnson City Health & Edl. Hosp. Rev. (Mountain States Health Alliance Proj.) Series 2011 A, 0.45% 8/5/16, LOC U.S. Bank NA, Cincinnati, VRDN (b)	11,280	11,280
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 0.51% 8/5/16, LOC Bank of America NA, VRDN (b)	2,540	2,540
		16,810
Texas - 2.3%
Houston Arpt. Sys. Rev. Series 2010, 0.47% 8/5/16, LOC Barclays Bank PLC, VRDN (b)	27,330	27,330
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.57% 8/1/16, VRDN (b)	11,510	11,510
Series 2009 A, 0.57% 8/1/16, VRDN (b)	4,915	4,915
Series 2009 C, 0.57% 8/1/16, VRDN (b)	4,900	4,900
Series 2010 B, 0.57% 8/1/16, VRDN (b)	7,800	7,800
Series 2010 C, 0.57% 8/1/16, VRDN (b)	21,165	21,165
Series 2010 D, 0.57% 8/1/16, VRDN (b)	13,800	13,800
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.):
Series 2010 A, 0.46% 8/5/16 (Total SA Guaranteed), VRDN (b)	6,000	6,000
Series 2012, 0.46% 8/5/16 (Total SA Guaranteed), VRDN (b)	4,400	4,400
(Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 0.46% 8/5/16 (Total SA Guaranteed), VRDN (b)	11,700	11,700
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 0.53% 8/5/16, LOC JPMorgan Chase Bank, VRDN (b)	2,360	2,360
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2003, 0.44% 8/5/16, LOC Freddie Mac, VRDN (b)	6,340	6,340
Texas Gen. Oblig. Series 2015 B, 0.45% 8/5/16 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	22,823	22,823
		145,043
Virginia - 0.3%
Fairfax County Indl. Dev. Auth. Series 2016 C, 0.44% 8/5/16, VRDN (b)	7,000	7,000
Fauquier County Indl. Dev. Auth. Rev. (Highland School Proj.) Series 2008, 0.45% 8/5/16, LOC Branch Banking & Trust Co., VRDN (b)	3,250	3,250
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.56% 8/5/16, LOC Bank of America NA, VRDN (b)	7,185	7,185
		17,435
Washington - 0.2%
King County Swr. Rev. Series 2001 B, 0.46% 8/5/16, LOC Landesbank Hessen-Thuringen, VRDN (b)	6,000	6,000
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(New Haven Apts. Proj.) Series 2009, 0.45% 8/5/16, LOC Fannie Mae, VRDN (b)	3,000	3,000
(Washington Terrace Sr. Apts. Proj.) Series 2010, 0.45% 8/5/16, LOC Fannie Mae, VRDN (b)	3,750	3,750
		12,750
West Virginia - 0.8%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.) Series 2009 B, 0.46% 8/5/16, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	26,800	26,800
West Virginia Hosp. Fin. Auth. Rev. (Charleston Area Med. Ctr., Inc. Proj.) Series 2008 A, 0.48% 8/5/16, LOC Branch Banking & Trust Co., VRDN (b)	22,090	22,090
		48,890
Wisconsin - 0.4%
Appleton Redev. Auth. Rev. (Fox Cities Performing Arts Ctr. Proj.) Series 2001 B, 0.45% 8/5/16, LOC JPMorgan Chase Bank, VRDN (b)	1,800	1,800
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Aurora Health Care, Inc. Proj.) Series 1999 C, 0.44% 8/5/16, LOC JPMorgan Chase Bank, VRDN (b)	20,210	20,210
(Oakwood Village Proj.) Series 2005, 0.44% 8/5/16, LOC BMO Harris Bank NA, VRDN (b)	6,515	6,515
		28,525
Wyoming - 0.2%
Converse County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.5% 8/5/16, VRDN (b)	1,500	1,500
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.5% 8/5/16, VRDN (b)	1,530	1,530
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.45% 8/5/16, LOC Bank of Nova Scotia, VRDN (b)	10,630	10,630
		13,660
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $2,789,666)		2,789,666

Tender Option Bond - 17.8%
Alabama - 0.1%
Alabama Spl. Care Facilities Fing. Auth. Mobile Rev. Participating VRDN Series 16 ZM0205, 0.47% 8/5/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)	5,960	5,960
Arizona - 0.3%
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series Putters 3458, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	4,240	4,240
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series BC 10 21W, 0.49% 8/5/16 (Liquidity Facility Barclays Bank PLC) (b)(c)	8,500	8,500
Series MS 3078, 0.47% 8/5/16 (Liquidity Facility Cr. Suisse AG) (b)(c)	6,000	6,000
Series Putters XM0009, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	2,120	2,120
		20,860
California - 0.7%
California Edl. Facilities Auth. Rev. Participating VRDN Series EGL 14 0005, 0.47% 8/5/16 (Liquidity Facility Citibank NA) (b)(c)	4,200	4,200
California Health Facilities Fing. Auth. Rev. Participating VRDN Series 15 XF0120, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	2,600	2,600
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Participating VRDN Series ROC II R 11766, 0.46% 8/5/16 (Liquidity Facility Citibank NA) (b)(c)	11,370	11,370
Los Angeles Cmnty. College District Participating VRDN Series MS 3096, 0.47% 8/5/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)	1,350	1,350
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN Series 16 ZF0441, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	6,315	6,315
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Participating VRDN Series ROC II R 14035, 0.46% 8/5/16 (Liquidity Facility Citibank NA) (b)(c)	1,000	1,000
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN Series ROC II R 12318, 0.46% 8/5/16 (Liquidity Facility Citibank NA) (b)(c)	1,405	1,405
Univ. of California Revs. Participating VRDN:
Putters 3668Z, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	10,000	10,000
Series Putters 3365, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	4,055	4,055
		42,295
Colorado - 0.5%
Colorado Health Facilities Auth. Participating VRDN Series XG 01 03, 0.47% 8/5/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)	8,400	8,400
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series Putters 1390, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	6,280	6,280
Colorado Health Facilities Auth. Rev. Participating VRDN Series ZF 04 17, 0.59% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	1,400	1,400
Univ. of Colorado Enterprise Sys. Rev.:
Univ. of Colorado Enterprise Sys. Rev. Bonds Series RBC E 55, 0.56%, tender 11/1/16 (Liquidity Facility Royal Bank of Canada)(b)(c)(d)	8,400	8,400
Participating VRDN Series XM 03 05, 0.47% 8/5/16 (Liquidity Facility Royal Bank of Canada) (b)(c)	7,200	7,200
		31,680
Connecticut - 0.0%
Connecticut Gen. Oblig. Participating VRDN Series MT 842, 0.47% 8/5/16 (Liquidity Facility Bank of America NA) (b)(c)	2,000	2,000
District Of Columbia - 0.5%
District Columbia Income Tax Rev. Participating VRDN Series XM 02 84, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	5,500	5,500
District of Columbia Gen. Oblig. Participating VRDN Series MS 4301, 0.47% 8/5/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)	9,000	9,000
District of Columbia Income Tax Rev. Participating VRDN:
Series BC 13 15U, 0.47% 8/5/16 (Liquidity Facility Barclays Bank PLC) (b)(c)	4,200	4,200
Series EGL 14 0039, 0.47% 8/5/16 (Liquidity Facility Citibank NA) (b)(c)	6,190	6,190
Series XF 23 41, 0.54% 8/5/16 (Liquidity Facility Barclays Bank PLC) (b)(c)	1,700	1,700
Tender Option Bond Trust Receipts Participating VRDN Series 16 XM 03 26, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	3,750	3,750
		30,340
Florida - 0.7%
Central Florida Bonds Series RBC E 62, 0.58%, tender 11/1/16 (Liquidity Facility Royal Bank of Canada)(b)(c)(d)	14,800	14,800
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN Series MS 3059, 0.48% 8/5/16 (Liquidity Facility Bank of America NA) (b)(c)	5,615	5,615
Highlands County Health Facilities Auth. Rev. Participating VRDN Series ROC II R 11830, 0.46% 8/5/16 (Liquidity Facility Citibank NA) (b)(c)	875	875
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series 2015 XM0027, 0.47% 8/5/16 (Liquidity Facility Royal Bank of Canada) (b)(c)	5,000	5,000
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 0.46% 8/5/16 (Liquidity Facility Citibank NA) (b)(c)	6,930	6,930
Palm Beach County Wtr. & Swr. Rev. Participating VRDN Series 15 XF0085, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	4,040	4,040
Tampa Health Sys. Rev. Participating VRDN Series 16 XF2213, 0.47% 8/5/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)	6,800	6,800
		44,060
Georgia - 0.2%
Clarke County Indl. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series Solar 07 31, 0.44% 8/5/16 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(c)	6,615	6,615
Private Colleges & Univs. Auth. Rev. Bonds Series WF 11 32C, 0.64%, tender 9/8/16 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(d)	5,800	5,800
		12,415
Hawaii - 0.4%
Hawaii Gen. Oblig. Participating VRDN Series Putters 4007, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	4,665	4,665
Honolulu City & County Gen. Oblig. Participating VRDN Series Putters 3391, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	5,000	5,000
Honolulu City and County Wastewtr. Sys. Participating VRDN:
Series 15 XM0080, 0.46% 8/5/16 (Liquidity Facility Citibank NA) (b)(c)	7,960	7,960
Series ROC II R 11989, 0.46% 8/5/16 (Liquidity Facility Citibank NA) (b)(c)	5,550	5,550
		23,175
Illinois - 0.5%
City of Chicago Gen. Oblig. Bonds Participating VRDN Series XF 23 42, 0.69% 8/5/16 (Liquidity Facility Barclays Bank PLC) (b)(c)	700	700
Illinois Fin. Auth. Rev. Participating VRDN:
Series 15 XM0114, 0.47% 8/5/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)	2,100	2,100
Series MS 3332, 0.47% 8/5/16 (Liquidity Facility Cr. Suisse AG) (b)(c)	400	400
Series XL 00 21, 0.47% 8/5/16 (Liquidity Facility Barclays Bank PLC) (b)(c)	3,950	3,950
Series ZF 04 78, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	2,960	2,960
0.46% 8/5/16 (Liquidity Facility Citibank NA) (b)(c)	6,000	6,000
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series 15 XF2202, 0.46% 8/5/16 (Liquidity Facility Citibank NA) (b)(c)	1,150	1,150
Series 15 ZM0120, 0.48% 8/5/16 (Liquidity Facility Royal Bank of Canada) (b)(c)	3,100	3,100
Series MS 16 XF 2212, 0.47% 8/5/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)	7,000	7,000
The County of Cook Participating VRDN Series XF 23 13, 0.59% 8/5/16 (Liquidity Facility Barclays Bank PLC) (b)(c)	1,600	1,600
		28,960
Indiana - 0.8%
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series Solar 07 26, 0.47% 8/5/16 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(c)	7,715	7,715
Indiana Health & Edl. Facilities Fing. Auth. Rev.:
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds Series 16 E71, 0.57%, tender 9/1/16 (Liquidity Facility Royal Bank of Canada)(b)(c)(d)	22,800	22,800
Participating VRDN:
Series 2015 XF0090, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	3,950	3,950
Series ROC II R 11160, 0.46% 8/5/16 (Liquidity Facility Citibank NA) (b)(c)	13,785	13,785
		48,250
Kansas - 0.1%
Kansas Dev. Fin. Agcy. Participating VRDN Series ROC II R 14067, 0.47% 8/5/16 (Liquidity Facility Citibank NA) (b)(c)	7,500	7,500
Kentucky - 0.3%
Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series Solar 07 107, 0.46% 8/5/16 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(c)	17,160	17,160
Louisiana - 0.6%
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series EGL 14 0049, 0.48% 8/5/16 (Liquidity Facility Citibank NA) (b)(c)	40,765	40,765
Maryland - 0.3%
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series 15 XF0130, 0.54% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	7,310	7,310
Montgomery County Gen. Oblig. Participating VRDN Series 15 XF0110, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	9,955	9,955
		17,265
Massachusetts - 0.3%
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series 16 ZM0173, 0.47% 8/5/16 (Liquidity Facility Royal Bank of Canada) (b)(c)	8,540	8,540
Series EGL 15 002, 0.46% 8/5/16 (Liquidity Facility Citibank NA) (b)(c)	10,285	10,285
Massachusetts Wtr. Resources Auth. Participating VRDN Series XM 02 87, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	1,200	1,200
		20,025
Michigan - 0.2%
Michigan Hosp. Fin. Auth. Rev. Participating VRDN Series ROC II R 11676, 0.46% 8/5/16 (Liquidity Facility Citibank NA) (b)(c)	9,950	9,950
Minnesota - 0.2%
Minnesota Gen. Oblig. Participating VRDN:
Series Putters 3844 Q, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	6,860	6,860
Series Putters 3845, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	3,400	3,400
Rochester Health Care Facilities Rev. Bonds Series WF11 49 C, 0.64%, tender 9/1/16 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(d)	5,160	5,160
		15,420
Mississippi - 0.2%
Mississippi Gen. Oblig. Participating VRDN:
Series ROC II R 14027, 0.46% 8/5/16 (Liquidity Facility Citibank NA) (b)(c)	7,360	7,360
Series ROC II-R 11987, 0.46% 8/5/16 (Liquidity Facility Citibank NA) (b)(c)	6,300	6,300
		13,660
Missouri - 0.3%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN:
Series EGL 07 0001, 0.46% 8/5/16 (Liquidity Facility Citibank NA) (b)(c)	18,470	18,470
Series XL 00 37, 0.45% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	2,785	2,785
		21,255
Nebraska - 0.0%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 0.62% 8/5/16 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)	2,800	2,800
Nevada - 0.6%
Clark County Fuel Tax Participating VRDN Series ROC II R 11507, 0.46% 8/5/16 (Liquidity Facility Citibank NA) (b)(c)	6,395	6,395
Clark County Wtr. Reclamation District Participating VRDN:
Series 16 ZF0445, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	6,305	6,305
Series 16 ZF0446, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	11,965	11,965
Series ZF 04 79, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	6,005	6,005
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN Series 16 ZF0382, 0.47% 8/5/16 (Liquidity Facility Toronto-Dominion Bank) (b)(c)	4,690	4,690
		35,360
New York - 2.0%
New York City Transitional Fin. Auth. Rev. Participating VRDN Series 2011 B, 0.47% 8/5/16 (Liquidity Facility Barclays Bank PLC)(b)(c)	3,000	3,000
New York City Muni. Wtr. Fin. Auth. Participating VRDN Series ZF 23 15, 0.47% 8/5/16 (Liquidity Facility Barclays Bank PLC) (b)(c)	10,790	10,790
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series 16 ZF0449, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	7,020	7,020
Series BC 10 29W, 0.47% 8/5/16 (Liquidity Facility Barclays Bank PLC) (b)(c)	10,000	10,000
Series BC 13 16U, 0.47% 8/5/16 (Liquidity Facility Barclays Bank PLC) (b)(c)	1,000	1,000
Series ROC II R 11930, 0.46% 8/5/16 (Liquidity Facility Citibank NA) (b)(c)	9,715	9,715
New York City Transitional Fin. Auth. Participating VRDN Series XF 23 18, 0.47% 8/5/16 (Liquidity Facility Barclays Bank PLC) (b)(c)	3,500	3,500
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series 2011 B, 0.47% 8/5/16 (Liquidity Facility Barclays Bank PLC) (b)(c)	3,000	3,000
Series BC 11 7B, 0.47% 8/5/16 (Liquidity Facility Barclays Bank PLC) (b)(c)	4,000	4,000
Series Putters 3857, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	2,500	2,500
Series ROC II R 11902, 0.46% 8/5/16 (Liquidity Facility Citibank NA) (b)(c)	3,600	3,600
Series ROC II R 11903, 0.46% 8/5/16 (Liquidity Facility Citibank NA) (b)(c)	8,000	8,000
Series ROC II R 14022, 0.46% 8/5/16 (Liquidity Facility Citibank NA) (b)(c)	2,815	2,815
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN Series EGL 14 0016, 0.46% 8/5/16 (Liquidity Facility Citibank NA) (b)(c)	20,485	20,485
New York Dorm. Auth. Revs. Participating VRDN:
Series EGL 07 0002, 0.46% 8/5/16 (Liquidity Facility Citibank NA) (b)(c)	11,505	11,505
Series ROC II R 11735, 0.46% 8/5/16 (Liquidity Facility Citibank NA) (b)(c)	10,395	10,395
Series ROC II R 11975, 0.46% 8/5/16 (Liquidity Facility Citibank NA) (b)(c)	2,000	2,000
New York Sales Tax Asset Receivables Corp. Participating VRDN Series 15 XM0008, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	6,665	6,665
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.46% 8/5/16 (Liquidity Facility Citibank NA) (b)(c)	2,500	2,500
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN Series 16 XF0405, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	1,200	1,200
		123,690
North Carolina - 1.3%
City of Charlotte Wtr. Swr. Sys. Rev. Participating VRDN Series XL 00 12, 0.47% 8/5/16 (Liquidity Facility Barclays Bank PLC) (b)(c)	7,000	7,000
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series 15 XF2167, 0.46% 8/5/16 (Liquidity Facility Citibank NA) (b)(c)	1,600	1,600
Series 16 XF 0290, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	1,255	1,255
Series EGL 14 0050, 0.47% 8/5/16 (Liquidity Facility Citibank NA) (b)(c)	11,500	11,500
Series EGL 14 0051:
0.47% 8/5/16 (Liquidity Facility Citibank NA) (b)(c)	25,650	25,650
0.47% 8/5/16 (Liquidity Facility Citibank NA) (b)(c)	18,450	18,450
Series MS 15 XF2165, 0.47% 8/5/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)	3,395	3,395
Series XM 02 82, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	1,505	1,505
North Carolina Cap. Impt. Ltd. Participating VRDN Series ROC II R 14028, 0.46% 8/5/16 (Liquidity Facility Citibank NA) (b)(c)	4,000	4,000
North Carolina Gen. Oblig. Participating VRDN Series 15 XF0140, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	2,755	2,755
North Carolina Ltd. Oblig. Participating VRDN Series ROC 14089, 0.46% 8/5/16 (Liquidity Facility Citibank NA) (b)(c)	2,900	2,900
North Carolina Med. Care Commission Participating VRDN Series XM 02 98, 0.47% 8/5/16 (Liquidity Facility Royal Bank of Canada) (b)(c)	1,900	1,900
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN Series BC 10 31W, 0.47% 8/5/16 (Liquidity Facility Barclays Bank PLC) (b)(c)	1,875	1,875
		83,785
Ohio - 0.2%
Columbus Gen. Oblig. Participating VRDN Series Putters 2365, 0.48% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	4,360	4,360
Ohio Hosp. Facilities Rev. Participating VRDN:
Series XL 00 31, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	2,440	2,440
0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	5,330	5,330
		12,130
Oklahoma - 0.4%
Oklahoma St. Tpk. Auth. Rev. Bonds Series 2016 E, 0.6%, tender 10/3/16 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	24,600	24,600
Oregon - 0.4%
Oregon Facilities Auth. Rev. Participating VRDN Series DB 15 XF1049, 0.53% 8/5/16 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)	6,870	6,870
Oregon Gen. Oblig. Bonds Series WF11 57 C, 0.64%, tender 8/11/16 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(d)	6,890	6,890
Oregon St Dept. Administrative Svcs. Lottery Rev. Participating VRDN Series XF 23 17, 0.47% 8/5/16 (Liquidity Facility Barclays Bank PLC) (b)(c)	6,555	6,555
Oregon State Dept. of Administrative Svcs. Lottery Rev. Participating VRDN Series ROC II R 14051, 0.46% 8/5/16 (Liquidity Facility Citibank NA) (b)(c)	8,000	8,000
		28,315
Pennsylvania - 0.7%
Geisinger Auth. Health Sys. Rev. Participating VRDN Series Putters 0047, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	2,020	2,020
Pennsylvania Gen. Oblig. Participating VRDN:
Series 16 ZF0424, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	2,855	2,855
Series Putters 4014, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	3,500	3,500
Series ROC II R 14070, 0.46% 8/5/16 (Liquidity Facility Citibank NA) (b)(c)	2,000	2,000
Pennsylvania Health & Edl. Facilities Fing. Auth. Rev. Bonds Series E72, 0.59%, tender 9/1/16 (Liquidity Facility Royal Bank of Canada)(b)(c)(d)	21,385	21,385
RBC Muni. Products, Inc. Trust Bonds Series RBC E53, 0.6%, tender 10/3/16 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	13,800	13,800
		45,560
South Carolina - 0.2%
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series BC 10 42W, 0.47% 8/5/16 (Liquidity Facility Barclays Bank PLC) (b)(c)	5,000	5,000
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 0.52% 8/5/16 (Liquidity Facility Toronto-Dominion Bank) (b)(c)	8,130	8,130
		13,130
Tennessee - 0.4%
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Putters 2631, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	20,000	20,000
Rutherford County Health & Edl. Facilities Board Rev. Participating VRDN BC 10 25W, 0.47% 8/5/16 (Liquidity Facility Barclays Bank PLC) (b)(c)	3,000	3,000
		23,000
Texas - 1.6%
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Bonds Series WF 10 53C, 0.64%, tender 8/11/16 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(d)	5,555	5,555
City of Houston Combined Util. Sys. First Lien Rev. Participating VRDN Series XM 03 49, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	7,500	7,500
Friendswood Independent School District Participating VRDN Series 16 ZF0344, 0.49% 8/5/16 (Liquidity Facility Bank of America NA) (b)(c)	8,635	8,635
Harris County Gen. Oblig. Participating VRDN Series Clipper 07 46, 0.48% 8/5/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)	5,000	5,000
Highland Park Independent School District Participating VRDN Series 16 XM0179, 0.47% 8/5/16 (Liquidity Facility Cr. Suisse AG) (b)(c)	10,000	10,000
Houston Arpt. Sys. Rev. Participating VRDN Series RBC 16 ZM0169, 0.47% 8/5/16 (Liquidity Facility Royal Bank of Canada) (b)(c)	4,165	4,165
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series ROC II R 11860, 0.46% 8/5/16 (Liquidity Facility Citibank NA) (b)(c)	6,000	6,000
Judson Independent School District Participating VRDN:
Series DB 423, 0.54% 8/5/16 (Liquidity Facility Deutsche Bank AG) (b)(c)	1,335	1,335
Series MS 06 1859, 0.46% 8/5/16 (Liquidity Facility Wells Fargo & Co.) (b)(c)	3,940	3,940
Leander Independent School District Participating VRDN Series BC 10 28W, 0.47% 8/5/16 (Liquidity Facility Barclays Bank PLC) (b)(c)	7,000	7,000
San Antonio Elec. & Gas Sys. Rev. Participating VRDN:
Series 2015 ZF0211, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	10,395	10,395
Series Putters 3344, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	3,215	3,215
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN:
Series 16 ZF 0282, 0.47% 8/5/16 (Liquidity Facility Toronto-Dominion Bank) (b)(c)	1,350	1,350
0.49% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	5,000	5,000
Tarrant Reg'l. Wtr. District Wtr. Rev. Participating VRDN Series MS 3388, 0.47% 8/5/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)	5,000	5,000
Tender Option Bond Trust Receipts Participating VRDN Series 16 XM 0235, 0.46% 8/5/16 (Liquidity Facility Bank of America NA) (b)(c)	4,905	4,905
Texas A&M Univ. Rev. Participating VRDN Series BC 10 39W, 0.47% 8/5/16 (Liquidity Facility Barclays Bank PLC) (b)(c)	3,500	3,500
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN:
Series 15 XF0067, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	890	890
Series ZM0172, 0.47% 8/5/16 (Liquidity Facility Royal Bank of Canada) (b)(c)	7,530	7,530
West Harris County Reg'l. Wtr. Auth. Wtr. Sys. Rev. Participating VRDN Series Solar 07 103, 0.47% 8/5/16 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(c)	3,500	3,500
		104,415
Utah - 0.2%
Riverton Hosp. Rev. Participating VRDN Series RBC ZF 0274, 0.48% 8/5/16 (Liquidity Facility Royal Bank of Canada) (b)(c)	5,310	5,310
Utah County Hosp. Rev. Participating VRDN Series XM 03 64, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	6,600	6,600
		11,910
Vermont - 0.0%
Vermont Edl. and Health Buildings Fing. Agcy. Participating VRDN Series XF 23 61, 0.54% 8/5/16 (Liquidity Facility Barclays Bank PLC) (b)(c)	1,400	1,400
Virginia - 0.7%
Fairfax County Indl. Dev. Auth. Participating VRDN:
Series 15 ZF0166, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	7,500	7,500
Series Putters 4254, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	500	500
Univ. of Virginia Gen. Rev. Participating VRDN:
Series 15 ZF0173, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	5,000	5,000
Series EGL 14 0048, 0.47% 8/5/16 (Liquidity Facility Citibank NA) (b)(c)	12,195	12,195
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series PZ 161, 0.47% 8/5/16 (Liquidity Facility Wells Fargo & Co.) (b)(c)	4,001	4,001
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series Putters 3036, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	3,365	3,365
Series ROC II R 11923, 0.46% 8/5/16 (Liquidity Facility Citibank NA) (b)(c)	5,695	5,695
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN:
Series BC 10 17W, 0.47% 8/5/16 (Liquidity Facility Barclays Bank PLC) (b)(c)	5,000	5,000
0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	3,350	3,350
		46,606
Washington - 1.8%
Energy Northwest Elec. Rev. Participating VRDN Series 15 XF0142, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	2,750	2,750
King County Swr. Rev. Participating VRDN:
Series EGL 14 0047, 0.47% 8/5/16 (Liquidity Facility Citibank NA) (b)(c)	12,940	12,940
Series Putters 15 XM0012, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	6,840	6,840
Series ROC II R 11962, 0.46% 8/5/16 (Liquidity Facility Citibank NA) (b)(c)	3,400	3,400
Seattle Muni. Lt. & Pwr. Rev.:
Bonds Series WF 11-18C, 0.64%, tender 8/11/16 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(d)	2,400	2,400
Participating VRDN Series Putters 3859, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	5,000	5,000
Seattle Wtr. Sys. Rev. Participating VRDN Series MS 06 2170, 0.46% 8/5/16 (Liquidity Facility Wells Fargo & Co.) (b)(c)	12,655	12,655
Univ. of Washington Univ. Revs. Participating VRDN Series Solar 07 75, 0.49% 8/5/16 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(c)	4,200	4,200
Washington Gen. Oblig.:
Bonds Series WF 11-16C, 0.64%, tender 8/18/16 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(d)	23,415	23,415
Participating VRDN:
Series 16 XF0408, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	7,500	7,500
Series Putters 3856, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	8,500	8,500
Series ROC II R 11889, 0.46% 8/5/16 (Liquidity Facility Citibank NA) (b)(c)	3,250	3,250
Series XF 0294, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	4,000	4,000
Washington Health Care Facilities Auth. Rev. Participating VRDN:
Series 15 XF0132, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	4,410	4,410
Series 15 XF0148, 0.46% 8/5/16 (Liquidity Facility Bank of America NA) (b)(c)	1,190	1,190
Series 2015 XF0150, 0.48% 8/5/16 (Liquidity Facility Bank of America NA) (b)(c)	6,065	6,065
Series 2015 ZF0191, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	5,000	5,000
		113,515
Wisconsin - 0.1%
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series 2015 ZF0216, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	2,500	2,500
Series ROC II R 14065, 0.46% 8/5/16 (Liquidity Facility Citibank NA) (b)(c)	3,200	3,200
		5,700
TOTAL TENDER OPTION BOND
(Cost $1,128,911)		1,128,911

Other Municipal Security - 30.3%
Alaska - 0.0%
Alaska Gen. Oblig. Bonds Series 2012 A, 5% 8/1/16	1,250	1,250
Arizona - 0.1%
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C, 0.52% 8/2/16, CP	5,900	5,900
California - 3.0%
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Bonds:
Series 2010 A, 0.53%, tender 11/1/16 (Liquidity Facility Royal Bank of Canada) (b)	28,000	28,000
Series 2010 B, 0.52%, tender 11/1/16 (Liquidity Facility Royal Bank of Canada) (b)	10,815	10,815
Kern County Gen. Oblig. TRAN Series 2016, 2% 3/15/17	6,800	6,859
Los Angeles County Gen. Oblig. TRAN Series 2016, 3% 6/30/17	15,900	16,236
Los Angeles Dept. of Wtr. & Pwr. Rev. 0.48% 10/13/16 (Liquidity Facility Royal Bank of Canada), CP	10,600	10,600
Los Angeles Gen. Oblig. TRAN Series 2016, 3% 6/29/17	70,200	71,671
Riverside County Gen. Oblig. TRAN Series 2016, 3% 6/30/17	37,405	38,191
San Diego Unified School District TRAN Series 2016 A, 2% 6/30/17	7,360	7,455
		189,827
Colorado - 1.2%
Colorado Gen. Fdg. Rev. TRAN Series 2016 A, 2% 6/27/17	22,600	22,884
Colorado Springs Utils. Rev.:
Series A, 0.47% 8/2/16, LOC Bank of America NA, CP	5,800	5,800
Series B, 0.44% 8/2/16, LOC Bank of America NA, CP	3,900	3,900
Colorado Univ. Co. Hosp. Auth. Rev. Bonds:
Series 2015 A, 0.69%, tender 2/24/17 (b)	19,600	19,600
Series 2015 B, 0.69%, tender 2/24/17 (b)	12,070	12,070
Series 2015 C, 0.69%, tender 2/24/17 (b)	14,305	14,305
		78,559
Connecticut - 0.9%
Connecticut Gen. Oblig. Bonds:
Series 2012 D, 0.87% 9/15/16 (b)	5,000	5,002
Series 2014 C, 5% 6/15/17	5,000	5,190
Series 2016 A, 3% 3/15/17	8,500	8,626
Connecticut Health & Edl. Facilities Auth. Rev. Bonds Series S1, 0.44% tender 8/3/16, CP mode	3,375	3,375
Danbury Gen. Oblig. BAN Series 2016, 2% 7/20/17	12,700	12,870
Enfield Gen. Oblig. BAN Series 2016, 2% 8/9/17 (e)	8,500	8,606
South Windsor Gen. Oblig. BAN 2% 2/16/17	4,800	4,841
Univ. of Connecticut Gen. Oblig. Bonds Series 2016 A, 4% 3/15/17	6,540	6,673
		55,183
District Of Columbia - 1.2%
District of Columbia Gen. Oblig. TRAN 1.5% 9/30/16	41,100	41,172
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 1:
0.42% 8/1/16, LOC JPMorgan Chase Bank, CP	5,800	5,800
0.43% 8/1/16, LOC JPMorgan Chase Bank, CP	4,500	4,500
0.45% 9/1/16, LOC JPMorgan Chase Bank, CP	5,000	5,000
0.5% 8/3/16, LOC JPMorgan Chase Bank, CP	10,100	10,100
0.53% 11/14/16, LOC JPMorgan Chase Bank, CP	12,600	12,600
		79,172
Florida - 1.6%
Florida Local Govt. Fin. Cmnty. Series 11A1:
0.45% 9/6/16, LOC JPMorgan Chase Bank, CP	11,500	11,500
0.46% 8/3/16, LOC JPMorgan Chase Bank, CP	10,300	10,300
Hillsborough County Cap. Impt. Prog. Rev. Series A, 0.52% 10/27/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	13,000	13,000
Jacksonville Elec. Auth. Elec. Sys. Rev. Bonds Series III 5% 10/1/16	4,140	4,171
Jacksonville Gen. Oblig. Series 04A, 0.45% 8/8/16, LOC Barclays Bank PLC, CP	6,300	6,300
Orlando Utils. Commission Util. Sys. Rev. Bonds Series 2011 A, 0.69%, tender 2/24/17 (b)	19,650	19,650
Palm Beach County Solid Waste Auth. Rev. Bonds Series 2011, 3% 10/1/16	1,000	1,004
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, 0.74%, tender 2/24/17 (b)	4,300	4,300
Series 2014 A1, 0.69%, tender 2/24/17 (b)	17,300	17,300
Tampa Health Sys. Rev. Bonds Series 2012 B, 0.74%, tender 2/24/17 (b)	16,400	16,400
		103,925
Georgia - 1.2%
Atlanta Wtr. & Wastewtr. Rev. Series 15A1, 0.58% 1/9/17, LOC PNC Bank NA, CP	3,200	3,200
Georgia Gen. Oblig. Bonds:
Series 1999 B, 5.75% 8/1/16	5,555	5,555
Series 2007 E, 5% 8/1/16	3,375	3,375
Series 2013, 5% 1/1/17	1,400	1,426
Georgia Muni. Elec. Auth. Pwr. Rev.:
Bonds Series 85A, 0.48% tender 8/5/16, LOC Barclays Bank PLC, CP mode	6,100	6,100
Series B, 0.44% 9/7/16, LOC TD Banknorth, NA, CP	12,400	12,400
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, 0.55%, tender 10/3/16 (Liquidity Facility Royal Bank of Canada) (b)	18,570	18,570
Series 2010 A2, 0.54%, tender 10/3/16 (Liquidity Facility Royal Bank of Canada) (b)	18,590	18,590
Private Colleges & Univs. Auth. Rev. Bonds Series 2011 A, 5% 9/1/16	5,150	5,169
		74,385
Hawaii - 0.0%
Hawaii Gen. Oblig. Bonds Series 2013, 5% 8/1/16	2,675	2,675
Idaho - 0.5%
Idaho Gen. Oblig. TAN Series 2016, 2% 6/30/17	28,900	29,235
Idaho Health Facilities Auth. Hosp. Rev. Bonds Series 2013 ID, 0.6%, tender 9/1/16 (b)	4,000	4,000
		33,235
Illinois - 1.1%
Illinois Fin. Auth. Ed. Rev. Series LOY:
0.45% 8/4/16, LOC PNC Bank NA, CP	6,100	6,100
0.45% 9/15/16, LOC PNC Bank NA, CP	6,300	6,300
0.52% 9/1/16, LOC PNC Bank NA, CP	6,300	6,300
Illinois Fin. Auth. Rev. Bonds:
(Advocate Health Care Network Proj.) Series 2011 B, 0.74%, tender 2/24/17 (b)	10,550	10,550
Series 12I, 0.43% tender 8/2/16, CP mode	6,300	6,300
Series H, 0.43% tender 8/2/16, CP mode	6,300	6,300
0.52% tender 9/1/16, CP mode	10,285	10,285
0.52% tender 9/9/16, CP mode	12,600	12,600
0.54% tender 9/16/16, CP mode	3,660	3,660
Illinois Unemployment Ins. Fund Bldg. Receipts Bonds Series 2012 A, 5% 12/15/16	4,000	4,065
		72,460
Indiana - 0.4%
Delaware County Ind. Hosp. Auth. Bonds Series 2006:
5.125% 8/1/16 (Pre-Refunded to 8/1/16 @ 100)	3,060	3,060
5.25% 8/1/16 (Pre-Refunded to 8/1/16 @ 100)	3,000	3,000
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds Series 2006 B8, 4.1%, tender 11/3/16 (b)	1,000	1,009
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001:
1.6%, tender 2/1/17 (b)	15	15
1.6%, tender 2/1/17 (b)	2,485	2,498
Indianapolis Gas Util. Sys. Rev.:
0.47% 9/19/16, LOC JPMorgan Chase Bank, CP	6,300	6,300
0.53% 8/3/16, LOC JPMorgan Chase Bank, CP	8,800	8,800
		24,682
Kentucky - 0.4%
Jefferson County Poll. Cont. Rev. Bonds Series 01A, 0.85% tender 9/8/16, CP mode	2,800	2,800
Louisville & Jefferson County Gen. Oblig. BAN Series 2015 A, 2% 12/1/16	24,095	24,216
		27,016
Maryland - 0.6%
Anne Arundel County Gen. Oblig. Bonds Series 2016, 5% 10/1/16	6,070	6,115
Baltimore County Gen. Oblig. 0.52% 9/1/16 (Liquidity Facility Mizuho Bank Ltd.), CP	16,100	16,100
Montgomery County Gen. Oblig. Bonds Series 2013 MD, 0.6%, tender 9/1/16 (b)	13,055	13,055
		35,270
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
Series 1992:
0.85% tender 8/16/16, CP mode	700	700
0.85% tender 8/18/16, CP mode	8,300	8,300
Series 1993 A, 0.85% tender 8/22/16, CP mode	1,500	1,500
Series 93B, 0.9% tender 9/7/16, CP mode	4,550	4,550
		15,050
Michigan - 1.1%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, 0.69%, tender 2/24/17 (b)	7,485	7,485
Michigan Bldg. Auth. Rev. Series 7, 0.45% 8/25/16, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	8,400	8,400
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F:
0.71%, tender 2/24/17 (b)	14,150	14,150
0.71%, tender 2/24/17 (b)	9,375	9,375
0.71%, tender 2/24/17 (b)	14,505	14,505
Series 2010 F2, 1.5%, tender 3/1/17 (b)	2,535	2,549
Univ. of Michigan Rev. Series K1:
0.45% 9/6/16, CP	3,615	3,615
0.48% 9/1/16, CP	3,800	3,800
0.49% 9/1/16, CP	2,795	2,795
		66,674
Minnesota - 0.5%
Minnesota Gen. Oblig. Bonds:
Series 2007, 5% 8/1/16	2,980	2,980
Series 2011 A, 5% 10/1/16	2,520	2,539
Univ. of Minnesota Gen. Oblig.:
Series 07C, 0.45% 9/7/16, CP	6,600	6,600
Series 09D, 0.46% 10/5/16, CP	6,600	6,600
Univ. of Minnesota Rev. Series A:
0.45% 8/4/16, CP	6,700	6,700
0.45% 9/1/16, CP	5,000	5,000
		30,419
Missouri - 0.8%
Curators of the Univ. of Missouri Series A:
0.45% 8/3/16, CP	6,300	6,300
0.45% 10/3/16, CP	5,143	5,143
0.47% 9/7/16, CP	6,300	6,300
0.48% 9/22/16, CP	8,000	8,000
0.49% 9/7/16, CP	5,000	5,000
Missouri Joint Muni. Elec. Util. Commission Pwr. Proj. Rev. Bonds (Prairie St Proj.) Series 2007 A, 4.5% 1/1/17 (Pre-Refunded to 1/1/17 @ 100)	11,800	11,991
Saint Louis Gen. Fund Rev. TRAN Series 2016, 2% 6/1/17	6,800	6,867
		49,601
Montana - 0.1%
Montana Board of Invt. Bonds Series 2013, 0.52%, tender 3/1/17 (b)	7,100	7,100
Montana Facility Fin. Auth. Rev. Bonds 5% 10/1/16	1,530	1,541
		8,641
Nebraska - 1.3%
Nebraska Pub. Pwr. District Rev.:
Bonds:
Series 2012 C, 5% 1/1/17	1,525	1,553
Series 2013 A, 5% 1/1/17	1,000	1,018
Series A:
0.46% 8/15/16, CP	6,750	6,750
0.47% 9/2/16, CP	3,800	3,800
0.47% 9/7/16, CP	4,900	4,900
0.49% 9/6/16, CP	6,300	6,300
0.53% 8/9/16, CP	6,795	6,795
0.55% 8/2/16, CP	6,100	6,100
0.55% 8/3/16, CP	6,200	6,200
Omaha Pub. Pwr. District Elec. Rev. Series A:
0.47% 9/7/16, CP	7,500	7,500
0.47% 9/9/16, CP	6,000	6,000
0.48% 9/8/16, CP	3,500	3,500
0.52% 8/23/16, CP	3,800	3,800
0.55% 8/11/16, CP	7,000	7,000
0.57% 8/2/16, CP	3,400	3,400
0.57% 8/3/16, CP	3,800	3,800
0.57% 8/4/16, CP	5,200	5,200
		83,616
Nevada - 0.2%
Clark County School District Bonds Series 2016 C, 3% 6/15/17	2,735	2,790
Truckee Meadows Wtr. Auth. Wtr. Rev.:
Series 06A, 0.46% 9/6/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	5,200	5,200
Series A, 0.53% 9/8/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	5,900	5,900
		13,890
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds Series B, 0.85% tender 8/19/16, CP mode	6,300	6,300
New Jersey - 2.1%
Bergen County Gen. Oblig. BAN 2% 12/15/16	24,800	24,936
Burlington County Bridge Commission Lease Rev. BAN Series 2016 B, 2% 4/26/17	4,200	4,236
Burlington County Gen. Oblig. BAN Series 2016 A, 2% 5/16/17	15,400	15,557
Edgewater Gen. Oblig. BAN Series 2016, 2% 7/21/17	2,100	2,127
Englewood Gen. Oblig. BAN 2.25% 4/6/17	5,900	5,956
Hudson County Gen. Oblig. BAN Series 2015, 2% 12/16/16	15,100	15,177
Mercer County Gen. Oblig. BAN 2% 9/1/16	11,900	11,916
Middlesex County Gen. Oblig. BAN 2% 6/15/17	8,500	8,596
North Brunswick Township Gen. Oblig. BAN Series A, 2% 7/27/17	8,800	8,914
Ocean City Gen. Oblig. BAN Series 2016 A, 1.5% 1/6/17	3,975	3,989
Passaic County Gen. Oblig. BAN Series 2015 A, 2% 12/13/16	10,330	10,387
Union County Gen. Oblig. BAN Series 2016, 2% 6/23/17	22,700	22,970
		134,761
New York - 0.7%
Brewster Central School District BAN Series 2016, 1.5% 7/14/17	4,900	4,939
Lockport City School District BAN Series 2016, 2% 8/4/17 (e)	4,700	4,761
New York City Gen. Oblig. Bonds Series 2014 J, 3% 8/1/16	5,500	5,500
New York City Trust For Cultural Bonds Series 2014 B1, 0.52%, tender 8/29/16 (b)	1,525	1,525
New York Pwr. Auth. Series 2, 0.48% 8/4/16, CP	8,577	8,577
New York Urban Dev. Corp. Rev. Bonds Series 2015 A, 5% 9/15/16	8,500	8,548
Rochester Gen. Oblig. BAN Series 2016 II, 2% 8/4/17 (e)	8,200	8,308
		42,158
North Carolina - 0.1%
Mecklenburg County Gen. Oblig. Bonds Series 2009 D, 0.69%, tender 2/24/17 (b)	5,600	5,600
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Bonds 5.25% 1/1/17	2,910	2,966
		8,566
Ohio - 1.0%
Franklin County Rev. Bonds Series 2013 OH, 0.6%, tender 9/1/16 (b)	3,445	3,445
Lucas County Gen. Oblig. BAN Series 2016, 2% 7/12/17	4,100	4,150
Ohio Higher Edl. Facility Commission Rev. Bonds:
(Cleveland Clinic Proj.) Series B5, 0.54% tender 8/3/16, CP mode	4,000	4,000
(Cleveland Hosp. Proj.) Series 2008 B5, 0.5% tender 8/10/16, CP mode	8,600	8,600
Series 2016:
0.5% tender 10/18/16, CP mode	4,000	4,000
0.5% tender 10/18/16, CP mode	6,300	6,300
0.51% tender 9/6/16, CP mode	6,900	6,900
0.51% tender 9/14/16, CP mode	9,300	9,300
0.51% tender 9/22/16, CP mode	9,600	9,600
Ohio State Univ. Gen. Receipts Rev. Bonds Series 03C, 0.49% tender 10/6/16, CP mode	2,500	2,500
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Bonds Series 2005 B, 0% 6/1/17	2,000	1,989
		60,784
Oklahoma - 0.4%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series A:
0.5% 9/12/16 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	12,700	12,700
0.5% 9/12/16 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	2,000	2,000
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Bonds Series 2015 B, 0.79%, tender 2/24/17 (b)	8,475	8,475
		23,175
Oregon - 1.4%
Oregon Gen. Oblig. TAN:
Series 2015 A, 2% 9/15/16	12,700	12,723
Series 2016 A, 2% 6/30/17	66,655	67,506
Portland Gen. Oblig. TAN Series 2016, 2% 6/28/17	7,200	7,289
		87,518
Pennsylvania - 0.1%
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Bonds Series 2007 B, 0.54% tender 9/1/16, CP mode	3,500	3,500
Tennessee - 0.3%
Nashville and Davidson County Metropolitan Govt. Health& Edl. Facilities Board Rev. Bonds Series 2001 B1, 0.71%, tender 2/24/17 (b)	15,945	15,945
Texas - 6.0%
Austin Elec. Util. Sys. Rev. Series A, 0.48% 10/6/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	7,100	7,100
Brownsville Util. Sys. Rev. Series A, 0.6% 10/28/16, LOC Bank of Montreal Chicago CD Prog., CP	1,800	1,800
Garland Series 15, 0.5% 8/4/16, LOC Citibank NA, CP	5,000	5,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds:
(Texas Children's Hosp. Proj.) Series 2015 2, 0.64%, tender 2/24/17 (b)	13,200	13,200
Series 16B1, 0.48% tender 10/5/16, CP mode	12,500	12,500
Series 16B2, 0.46% tender 8/4/16, CP mode	11,300	11,300
Series 16B3, 0.5% tender 9/6/16, CP mode	10,100	10,100
Harris County Gen. Oblig.:
Bonds Series 2015 B, 2% 10/1/16	5,895	5,910
Series A1:
0.47% 8/4/16 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	18,575	18,575
0.47% 8/4/16 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	4,400	4,400
Series D, 0.47% 8/4/16 (Liquidity Facility JPMorgan Chase Bank), CP	21,355	21,355
Harris County Metropolitan Trans. Auth. Series A1:
0.5% 9/7/16 (Liquidity Facility JPMorgan Chase Bank), CP	7,400	7,400
0.5% 10/6/16 (Liquidity Facility JPMorgan Chase Bank), CP	7,650	7,650
0.52% 10/18/16 (Liquidity Facility JPMorgan Chase Bank), CP	8,600	8,600
Houston Gen. Oblig.:
Bonds Series 2013 A, 4% 3/1/17	2,525	2,575
TRAN Series 2016:
2% 6/30/17	1,800	1,822
3% 6/30/17	23,100	23,591
5% 6/30/17	12,500	12,992
Lower Colorado River Auth. Rev. Series A:
0.47% 10/6/16, LOC JPMorgan Chase Bank, CP	8,800	8,800
0.49% 9/1/16, LOC JPMorgan Chase Bank, CP	7,700	7,700
0.49% 11/4/16, LOC JPMorgan Chase Bank, CP	6,500	6,500
Round Rock Independent School District Bonds Series 2015, 3% 8/1/16 (Permanent School Fund of Texas Guaranteed)	7,250	7,250
San Antonio Gen. Oblig. Bonds Series 2014, 5% 2/1/17	1,000	1,022
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, 0.74%, tender 2/24/17 (b)	9,900	9,900
Series 2013 B, 0.74%, tender 2/24/17 (b)	11,600	11,600
Texas A&M Univ. Rev. Series B:
0.45% 8/4/16, CP	3,800	3,800
0.46% 8/2/16, CP	3,670	3,670
Texas Muni. Pwr. Agcy. Rev. Series 05, 0.48% 8/11/16, LOC Barclays Bank PLC, CP	22,315	22,315
Univ. of Texas Board of Regents Sys. Rev. Series A:
0.45% 9/8/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,905	5,905
0.45% 9/9/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,250	6,250
0.46% 10/3/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	3,600	3,600
0.46% 10/5/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,400	5,400
0.46% 10/6/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	4,700	4,700
0.47% 8/1/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,300	6,300
0.47% 8/2/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,500	5,500
0.47% 8/3/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,900	6,900
0.47% 8/3/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,000	5,000
0.47% 8/5/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,300	6,300
0.47% 8/8/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,000	5,000
0.48% 9/1/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,000	5,000
0.52% 8/4/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,300	6,300
0.52% 8/18/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,400	6,400
Univ. of Texas Permanent Univ. Fund Rev.:
Series A:
0.17% 8/1/16, CP	25,000	25,000
0.52% 8/15/16, CP	6,300	6,300
0.44% 8/1/16, CP	6,300	6,300
Upper Trinity Reg'l. Wtr. District 0.44% 9/7/16, LOC Bank of America NA, CP	7,000	7,000
		381,582
Virginia - 0.1%
Norfolk Econ. Dev. Auth. Rev. Series 1997, 0.52% 8/2/16, CP	8,800	8,800
Washington - 0.7%
King County #405 Bellevue School District Bonds Series 2015, 5% 12/1/16 (Washington Gen. Oblig. Guaranteed)	3,435	3,487
King County Swr. Rev. Bonds Series 2015 A, 2%, tender 11/16/16 (b)	25,100	25,215
Univ. of Washington Univ. Revs. Series 8, 0.54% 12/1/16, CP	6,300	6,300
Washington Gen. Oblig. Bonds Series 2017 A, 4% 2/1/17	6,865	6,984
		41,986
Wisconsin - 0.9%
Milwaukee Gen. Oblig. RAN Series 2016 R1, 1.5% 12/20/16	22,700	22,785
Wisconsin Gen. Oblig. Series 2013 A, 0.51% 9/1/16 (Liquidity Facility BMO Harris Bank NA), CP	7,410	7,410
Wisconsin Health & Edl. Facilities Bonds Series 2013 B, 0.71%, tender 2/24/17 (b)	14,735	14,735
Wisconsin Trans. Rev. Series 13A:
0.46% 10/6/16 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	7,200	7,200
0.51% 10/11/16 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	3,330	3,330
		55,460
TOTAL OTHER MUNICIPAL SECURITY
(Cost $1,921,965)		1,921,965
	Shares (000s)	Value (000s)

Investment Company - 8.2%
Fidelity Tax-Free Cash Central Fund, 0.42% (f)(g)
(Cost $515,388)	515,388	515,388
TOTAL INVESTMENT PORTFOLIO - 100.3%
(Cost $6,355,930)		6,355,930
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(19,264)
NET ASSETS - 100%		$6,336,666

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

RAN – REVENUE ANTICIPATION NOTE

TAN – TAX ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,110,000 or 0.1% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $155,005,000 or 2.4% of net assets.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Bonds Series WF 10 53C, 0.64%, tender 8/11/16 (Liquidity Facility Wells Fargo Bank NA)	8/8/11	$5,555
Central Florida Bonds Series RBC E 62, 0.64%, tender 11/1/16 (Liquidity Facility Royal Bank of Canada)	7/30/15 - 6/28/16	$14,800
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds Series 16 E71, 0.6%, tender 12/1/16 (Liquidity Facility Royal Bank of Canada)	6/1/16	$22,800
Oklahoma St. Tpk. Auth. Rev. Bonds Series 2016 E, 0.6%, tender 10/3/16 (Liquidity Facility Royal Bank of Canada)	6/28/16	$24,600
Oregon Gen. Oblig. Bonds Series WF11 57 C, 0.64%, tender 8/11/16 (Liquidity Facility Wells Fargo Bank NA)	9/24/14	$6,890
Pennsylvania Health & Edl. Facilities Fing. Auth. Rev. Bonds Series E72, 0.6%, tender 12/1/16 (Liquidity Facility Royal Bank of Canada)	6/1/16	$21,385
Private Colleges & Univs. Auth. Rev. Bonds Series WF 11 32C, 0.64%, tender 9/8/16 (Liquidity Facility Wells Fargo Bank NA)	3/17/11	$5,800
RBC Muni. Products, Inc. Trust Bonds Series RBC E53, 0.6%, tender 10/3/16 (Liquidity Facility Royal Bank of Canada)	7/1/16	$13,800
Rochester Health Care Facilities Rev. Bonds Series WF11 49 C, 0.64%, tender 9/1/16 (Liquidity Facility Wells Fargo Bank NA)	5/5/11	$5,160
Seattle Muni. Lt. & Pwr. Rev. Bonds Series WF 11-18C, 0.64%, tender 8/11/16 (Liquidity Facility Wells Fargo Bank NA)	2/11/16	$2,400
Univ. of Colorado Enterprise Sys. Rev. Bonds Series RBC E 55, 0.64%, tender 11/1/16 (Liquidity Facility Royal Bank of Canada)	5/26/16	$8,400
Washington Gen. Oblig. Bonds Series WF 11-16C, 0.64%, tender 8/18/16 (Liquidity Facility Wells Fargo Bank NA)	2/3/11 - 2/18/16	$23,415

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$1,142
Total	$1,142

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At July 31, 2016 the cost for Federal Income Tax Purposes was $6,355,930,000.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Treasury Money Market Fund (formerly Treasury Fund)

July 31, 2016

UST-QTLY-0916
1.804885.112

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 54.2%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 54.2%
U.S. Treasury Bills
8/18/16 to 1/19/17	0.30 to 0.50%	$2,724,000	$2,722,035
U.S. Treasury Bonds
8/15/16 to 11/15/16	0.33 to 0.47	84,283	84,704
U.S. Treasury Notes
8/15/16 to 7/31/18	0.28 to 0.59 (b)	4,364,500	4,369,821
TOTAL U.S. TREASURY DEBT
(Cost $7,176,560)			7,176,560

U.S. Treasury Repurchase Agreement - 30.6%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
0.34% dated 7/29/16 due 8/1/16 (Collateralized by U.S. Treasury Obligations) #	$713,886	$713,866
0.34% dated 7/29/16 due 8/1/16 (Collateralized by U.S. Treasury Obligations) #	51,119	51,118
With:
Barclays Capital, Inc. at 0.36%, dated 7/29/16 due 8/1/16 (Collateralized by U.S. Treasury Obligations valued at $47,941,442, 3.63% - 6.13%, 2/15/21 - 8/15/29)	47,001	47,000
BMO Harris Bank NA at:
0.41%, dated 5/26/16 due 8/5/16 (Collateralized by U.S. Treasury Obligations valued at $517,758,991, 2.50%, 8/15/23)	500,513	500,000
0.42%, dated 6/2/16 due 8/5/16 (Collateralized by U.S. Treasury Obligations valued at $309,206,338, 2.00% - 2.63%, 11/15/20 - 8/15/25)	300,291	300,000
BNP Paribas, S.A. at:
0.33%, dated:
7/6/16 due 8/5/16 (Collateralized by U.S. Treasury Obligations valued at $154,068,156, 0.88% - 3.63%, 9/15/17 - 5/15/46)	151,080	151,000
7/8/16 due 8/5/16 (Collateralized by U.S. Treasury Obligations valued at $60,349,534, 0.88% - 3.63%, 3/31/17 - 2/15/45)	59,033	59,000
7/22/16 due 8/5/16 (Collateralized by U.S. Treasury Obligations valued at $59,745,513, 2.50% - 3.75%, 8/15/43 - 2/15/45)	58,033	58,000
0.34%, dated 6/14/16 due 8/5/16 (Collateralized by U.S. Treasury Obligations valued at $205,407,182, 0.38% - 6.25%, 4/30/17 - 5/15/45)	200,117	200,000
Commerz Markets LLC at 0.5%, dated 7/29/16 due 8/1/16 (Collateralized by U.S. Treasury Obligations valued at $202,982,149, 0.63% - 2.13%, 9/30/17 - 12/31/22)	199,008	199,000
Deutsche Bank Securities, Inc. at 0.38%, dated 7/29/16 due 8/1/16 (Collateralized by U.S. Treasury Obligations valued at $40,801,363, 2.00%, 8/15/25)	40,001	40,000
Federal Reserve Bank of New York at 0.25%, dated 7/29/16 due 8/1/16 (Collateralized by U.S. Treasury Obligations valued at $317,006,650, 2.75%, 2/15/24)	317,007	317,000
ING Financial Markets LLC at 0.36%, dated 7/15/16 due 8/24/16 (Collateralized by U.S. Treasury Obligations valued at $126,789,437, 0.50% - 3.00%, 8/31/16 - 11/15/45)	124,050	124,000
Mizuho Securities U.S.A., Inc. at 0.34%, dated 7/28/16 due 8/1/16 (Collateralized by U.S. Treasury Obligations valued at $88,181,562, 1.38% - 2.13%, 4/30/20 – 9/30/21)	86,003	86,000
Nomura Securities International, Inc. at 0.38%, dated 7/29/16 due 8/1/16 (Collateralized by U.S. Treasury Obligations valued at $203,647,831, 1.63%, 5/31/23)	199,006	199,000
RBC Capital Markets Corp. at:
0.32%, dated 7/5/16 due 8/5/16 (Collateralized by U.S. Treasury Obligations valued at $292,998,992, 0.00% - 8.75%, 11/03/16 - 5/15/44)	287,161	287,000
0.33%, dated:
6/28/16 due 8/5/16 (Collateralized by U.S. Treasury Obligations valued at $129,921,415, 0.00% - 6.13%, 6/30/17 - 5/15/45)	127,072	127,000
7/27/16 due 8/5/16 (Collateralized by U.S. Treasury Obligations valued at $97,063,928, 0.00% - 8.75%, 10/06/16 - 8/15/42)	95,055	95,000
Royal Bank of Canada at:
0.33%, dated:
7/25/16 due 8/1/16 (Collateralized by U.S. Treasury Obligations valued at $5,140,074, 2.00%, 9/30/20)	5,000	5,000
7/27/16 due 8/3/16 (Collateralized by U.S. Treasury Obligations valued at $85,529,029, 2.13%, 8/31/20)	83,005	83,000
0.35%, dated 7/29/16 due:
8/1/16 (Collateralized by U.S. Treasury Obligations valued at $36,790,906, 1.38%, 5/31/21)	36,001	36,000
08/05/2016(Collateralized by U.S. Treasury Obligations valued at $14,389,654, 2.00%, 2/28/21)	14,001	14,000
Sumitomo Mitsui Trust Bank Ltd. at 0.46%, dated:
6/29/16 due 8/3/16 (Collateralized by U.S. Treasury Obligations valued at $15,681,534, 2.25%, 11/15/24)	15,328	15,321
7/1/16 due 8/5/16 (Collateralized by U.S. Treasury Obligations valued at $45,067,181, 0.88% - 2.13%, 12/31/16 - 8/31/20)	43,811	43,791
7/5/16 due 8/5/16 (Collateralized by U.S. Treasury Obligations valued at $45,099,922, 0.88% - 3.75%, 12/31/16 - 11/15/18)	43,851	43,831
7/7/16 due 8/5/16 (Collateralized by U.S. Treasury Obligations valued at $15,258,325, 0.88% - 2.38%, 12/31/16 - 8/15/24)	14,830	14,824
7/8/16 due 8/5/16 (Collateralized by U.S. Treasury Obligations valued at $45,250,526, 0.88% - 3.75%, 12/31/16 - 11/15/18)	44,055	44,035
7/12/16 due 8/5/16 (Collateralized by U.S. Treasury Obligations valued at $45,374,405, 3.25%, 3/31/17)	44,020	44,000
7/19/16 due 8/5/16 (Collateralized by U.S. Treasury Obligations valued at $46,809,981, 2.63%, 8/15/20)	45,403	45,383
7/26/16 due 8/5/16 (Collateralized by U.S. Treasury Obligations valued at $43,488,969, 3.00%, 2/28/17)	42,118	42,099
7/27/16 due 8/5/16 (Collateralized by U.S. Treasury Obligations valued at $15,008,383, 2.50%, 5/15/24)	14,668	14,661
8/3/16 due 8/5/16(c)	14,315	14,309
Wells Fargo Securities, LLC at 0.4%, dated:
7/5/16 due 9/2/16 (Collateralized by U.S. Treasury Obligations valued at $14,284,302, 0.88%, 11/30/17)	14,009	14,000
7/7/16 due 9/7/16 (Collateralized by U.S. Treasury Obligations valued at $20,405,687, 0.88%, 11/30/17)	20,014	20,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $4,048,238)		4,048,238
TOTAL INVESTMENT PORTFOLIO - 84.8%
(Cost $11,224,798)		11,224,798
NET OTHER ASSETS (LIABILITIES) - 15.2%		2,013,575
NET ASSETS - 100%		$13,238,373

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value(000s)
$713,866,000 due 8/01/16 at 0.34%
BNP Paribas, S.A.	$171,000
Credit Agricole CIB New York Branch	120,505
Credit Suisse Securities (USA) LLC	215,000
J.P. Morgan Securities, Inc.	207,361
$713,866
$51,118,000 due 8/01/16 at 0.34%
BNP Paribas, S.A.	$ 51,118
$51,118

Income Tax Information

At July 31, 2016 the cost for Federal Income Tax Purposes was $11,224,798,000.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Newbury Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Newbury Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	September 28, 2016